Investments and Cash Held in Trust	12 Months Ended
Dec. 31, 2019
Investments And Cash Held In Trust [Abstract]
Investments And Cash Held In Trust
7.	Investments and cash held in Trust
As of December 31, 2019, investment securities in the Company’s Trust Account consist of $408,585,719 in United States Treasury Bills and $0 in cash.